Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 3,371
Balance at end of period	3,581	$ 3,371	$ 2,955	$ 3,581	$ 2,955
Loans	3,397	3,159	2,823	3,397	2,823	$ 3,073
Undrawn credit facilities and other off-balance sheet exposures	184	212	132	184	132
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	308	293	303	293	280
Originations net of repayments and other derecognitions	(8)	(1)	(1)	(9)	(6)
Changes in model			(5)		(5)
Net remeasurement	90	25	40	115	72
Provision for (reversal of) credit losses	82	24	34	106	61
Write-offs	(6)	(4)	(20)	(10)	(24)
Recoveries	3	2		5	1
Interest income on impaired loans	(3)	(5)	(4)	(8)	(8)
Foreign exchange and other	0	(2)	3	(2)	6
Balance at end of period	384	308	316	384	316
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	943	939	814	939	803
Originations net of repayments and other derecognitions	(20)	(7)	(4)	(27)	(9)
Changes in model					1
Net remeasurement	81	80	77	161	135
Provision for (reversal of) credit losses	61	73	74	134	127
Write-offs	(101)	(86)	(61)	(187)	(124)
Recoveries	17	21	18	38	38
Interest income on impaired loans	(1)	(1)	(1)	(2)	(2)
Foreign exchange and other	1	(3)		(2)	2
Balance at end of period	920	943	844	920	844
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	827	868	637	868	653
Originations net of repayments and other derecognitions	(12)	(26)	55	(38)	45
Net remeasurement	30	90	120	120	165
Provision for (reversal of) credit losses	18	64	175	82	210
Write-offs	(147)	(132)	(98)	(279)	(178)
Recoveries	34	27	29	61	58
Balance at end of period	732	827	743	732	743
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,293	1,176	1,204	1,176	1,234
Originations net of repayments and other derecognitions	(10)		(8)	(10)	(2)
Changes in model		6	(19)	6	(11)
Net remeasurement	287	128	47	415	(7)
Provision for (reversal of) credit losses	277	134	20	411	(20)
Write-offs	(37)	(11)	(186)	(48)	(196)
Recoveries	8	8	12	16	17
Interest income on impaired loans	(8)	(4)	(4)	(12)	(7)
Foreign exchange and other	12	(10)	6	2	24
Balance at end of period	1,545	1,293	1,052	1,545	1,052
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	650
Balance at end of period	755	650	671	755	671
Loans	668	563	597	668	597
Undrawn credit facilities and other off-balance sheet exposures	87	87	74	87	74
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	58	57	64	57	59
Originations net of repayments and other derecognitions	2	3	5	5	9
Changes in model			(4)		(4)
Net remeasurement		(16)	(20)	(16)	(39)
Transfers to 12-month ECL	19	16	25	35	46
Transfers to lifetime ECL performing	(1)	(2)	(2)	(3)	(4)
Transfers to lifetime ECL credit-impaired	0
Provision for (reversal of) credit losses	20	1	4	21	8
Foreign exchange and other					1
Balance at end of period	78	58	68	78	68
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	147	137	147	137	150
Originations net of repayments and other derecognitions	10	12	9	22	17
Changes in model			1		1
Net remeasurement	(128)	(67)	(89)	(195)	(190)
Transfers to 12-month ECL	147	74	91	221	191
Transfers to lifetime ECL performing	(10)	(9)	(10)	(19)	(20)
Transfers to lifetime ECL credit-impaired				0
Provision for (reversal of) credit losses	19	10	2	29	(1)
Foreign exchange and other	(1)			(1)
Balance at end of period	165	147	149	165	149
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	142	159	127	159	136
Originations net of repayments and other derecognitions	8	1	65	9	65
Net remeasurement	(142)	(175)	(79)	(317)	(185)
Transfers to 12-month ECL	171	173	98	344	202
Transfers to lifetime ECL performing	(6)	(16)	(18)	(22)	(25)
Provision for (reversal of) credit losses	31	(17)	66	14	57
Balance at end of period	173	142	193	173	193
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	303	335	278	335	277
Originations net of repayments and other derecognitions	9	7	3	16	23
Changes in model			(13)		(13)
Net remeasurement	(35)	(54)	(33)	(89)	(99)
Transfers to 12-month ECL	66	35	27	101	73
Transfers to lifetime ECL performing	(9)	(13)	(4)	(22)	(8)
Transfers to lifetime ECL credit-impaired	0			0
Provision for (reversal of) credit losses	31	(25)	(20)	6	(24)
Foreign exchange and other	5	(7)	3	(2)	8
Balance at end of period	339	303	261	339	261
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,983
Balance at end of period	1,948	1,983	1,603	1,948	1,603
Loans	1,852	1,859	1,545	1,852	1,545
Undrawn credit facilities and other off-balance sheet exposures	96	124	58	96	58
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	80	69	76	69	63
Originations net of repayments and other derecognitions	(1)			(1)	(4)
Changes in model			(1)		(1)
Net remeasurement	47	29	18	76	54
Transfers to 12-month ECL	(18)	(16)	(23)	(34)	(43)
Transfers to lifetime ECL performing	3	2	4	5	7
Transfers to lifetime ECL credit-impaired	(2)	(3)	(3)	(5)	(5)
Provision for (reversal of) credit losses	29	12	(5)	41	8
Foreign exchange and other	1	(1)	1		1
Balance at end of period	110	80	72	110	72
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	639	656	554	656	547
Originations net of repayments and other derecognitions	(20)	(15)	(11)	(35)	(23)
Net remeasurement	120	81	121	201	237
Transfers to 12-month ECL	(146)	(74)	(89)	(220)	(189)
Transfers to lifetime ECL performing	15	9	15	24	28
Transfers to lifetime ECL credit-impaired	(20)	(17)	(23)	(37)	(33)
Provision for (reversal of) credit losses	(51)	(16)	13	(67)	20
Foreign exchange and other		(1)		(1)
Balance at end of period	588	639	567	588	567
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	685	709	510	709	517
Originations net of repayments and other derecognitions	(20)	(27)	(10)	(47)	(20)
Net remeasurement	123	224	159	347	284
Transfers to 12-month ECL	(171)	(173)	(98)	(344)	(202)
Transfers to lifetime ECL performing	6	16	18	22	25
Transfers to lifetime ECL credit-impaired	(64)	(64)	(29)	(128)	(54)
Provision for (reversal of) credit losses	(126)	(24)	40	(150)	33
Balance at end of period	559	685	550	559	550
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	579	490	405	490	449
Originations net of repayments and other derecognitions	(3)	(3)	(4)	(6)	(10)
Changes in model		6	(6)	6	2
Net remeasurement	170	110	40	280	27
Transfers to 12-month ECL	(63)	(35)	(25)	(98)	(69)
Transfers to lifetime ECL performing	10	26	5	36	10
Transfers to lifetime ECL credit-impaired	(8)	(9)	(3)	(17)	(5)
Provision for (reversal of) credit losses	106	95	7	201	(45)
Foreign exchange and other	6	(6)	2		10
Balance at end of period	691	579	414	691	414
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	738
Balance at end of period	878	738	681	878	681
Loans	877	737	681	877	681
Undrawn credit facilities and other off-balance sheet exposures	1	1		1
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	170	167	163	167	158
Originations net of repayments and other derecognitions	(9)	(4)	(6)	(13)	(11)
Net remeasurement	43	12	42	55	57
Transfers to 12-month ECL	(1)		(2)	(1)	(3)
Transfers to lifetime ECL performing	(2)		(2)	(2)	(3)
Transfers to lifetime ECL credit-impaired	2	3	3	5	5
Provision for (reversal of) credit losses	33	11	35	44	45
Write-offs	(6)	(4)	(20)	(10)	(24)
Recoveries	3	2		5	1
Interest income on impaired loans	(3)	(5)	(4)	(8)	(8)
Foreign exchange and other	(1)	(1)	2	(2)	4
Balance at end of period	196	170	176	196	176
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	157	146	113	146	106
Originations net of repayments and other derecognitions	(10)	(4)	(2)	(14)	(3)
Net remeasurement	89	66	45	155	88
Transfers to 12-month ECL	(1)		(2)	(1)	(2)
Transfers to lifetime ECL performing	(5)		(5)	(5)	(8)
Transfers to lifetime ECL credit-impaired	20	17	23	37	33
Provision for (reversal of) credit losses	93	79	59	172	108
Write-offs	(101)	(86)	(61)	(187)	(124)
Recoveries	17	21	18	38	38
Interest income on impaired loans	(1)	(1)	(1)	(2)	(2)
Foreign exchange and other	2	(2)			2
Balance at end of period	167	157	128	167	128
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	49	41	40	90	66
Transfers to lifetime ECL credit-impaired	64	64	29	128	54
Provision for (reversal of) credit losses	113	105	69	218	120
Write-offs	(147)	(132)	(98)	(279)	(178)
Recoveries	34	27	29	61	58
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	411	351	521	351	508
Originations net of repayments and other derecognitions	(16)	(4)	(7)	(20)	(15)
Net remeasurement	152	72	40	224	65
Transfers to 12-month ECL	(3)		(2)	(3)	(4)
Transfers to lifetime ECL performing	(1)	(13)	(1)	(14)	(2)
Transfers to lifetime ECL credit-impaired	8	9	3	17	5
Provision for (reversal of) credit losses	140	64	33	204	49
Write-offs	(37)	(11)	(186)	(48)	(196)
Recoveries	8	8	12	16	17
Interest income on impaired loans	(8)	(4)	(4)	(12)	(7)
Foreign exchange and other	1	3	1	4	6
Balance at end of period	$ 515	$ 411	$ 377	$ 515	$ 377